Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Condensed Consolidated Statements of Comprehensive Income
Net income	$ 21,683	$ 8,176	$ 15,544	$ 21,045
Comprehensive income	$ 21,683	$ 8,176	$ 15,544	$ 21,045